Disposals of businesses and deconsolidation of subsidiaries - West Auriga (Details) - USD ($) $ in Millions			12 Months Ended
		Mar. 21, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 04, 2014	Jan. 02, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale	[1]		$ (63)	$ 632	$ 61
West Auriga
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Enterprise value		$ 1,240
Less: Debt assumed		(443)
Purchase price		797
Less: Working capital adjustment		331
Purchase price		466
Cash		697
Discount note issued		100
Less: net carrying value of assets and liabilities		7
Less: allocated goodwill to subsidiaries		(33)
Gain on sale		$ 440
Seadrill Capricorn Holdings LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest, percentage		49.00%				49.00%	49.00%

[1]	Includes transactions with related parties. Refer to Note 31.